Condensed Financial Statements - Equity (Deficit) And Comprehensive Income (Loss) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	$ 392,830	$ 280,133	$ 230,876
Cancellation of ordinary shares held in escrow in connection with acquisition			(15,172)
Issuance of ordinary shares pursuant to share option plan (in shares)	3,751,360
Issuance of ordinary shares pursuant to share option plan	1,637	2,363	1,419
Share-based compensation expense	11,473	10,085	10,220
Cumulative translation adjustment	18,807	9,438	(84)
Net income	80,979	90,811	52,874
Ending Balance	505,726	392,830	280,133
Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	392,830	280,133	230,876
Cancellation of ordinary shares held in escrow in connection with acquisition			(15,172)
Issuance of ordinary shares pursuant to share option plan	1,637	2,363	1,419
Share-based compensation expense	11,473	10,085	10,220
Cumulative translation adjustment	18,807	9,438	(84)
Net income	80,979	90,811	52,874
Ending Balance	505,726	392,830	280,133
Ordinary
Condensed Financial Statements, Captions [Line Items]
Beginning Balance (in shares)	560,972,080	550,609,256	529,385,590
Beginning Balance	11,219	11,012	10,588
Cancellation of ordinary shares held in escrow in connection with acquisition (in shares)			(4,120,526)
Cancellation of ordinary shares held in escrow in connection with acquisition			(82)
Issuance of ordinary shares pursuant to share option plan (in shares)	9,517,272	10,362,824	25,344,192
Issuance of ordinary shares pursuant to share option plan	191	207	506
Ending Balance (in shares)	570,489,352	560,972,080	550,609,256
Ending Balance	11,410	11,219	11,012
Ordinary | Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance (in shares)	560,972,080	550,609,256	529,385,590
Beginning Balance	11,219	11,012	10,588
Cancellation of ordinary shares held in escrow in connection with acquisition (in shares)			(4,120,526)
Cancellation of ordinary shares held in escrow in connection with acquisition			(82)
Issuance of ordinary shares pursuant to share option plan (in shares)	9,517,272	10,362,824	25,344,192
Issuance of ordinary shares pursuant to share option plan	191	207	506
Ending Balance (in shares)	570,489,352	560,972,080	550,609,256
Ending Balance	11,410	11,219	11,012
Additional paid in capital
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	332,913	320,672	324,629
Cancellation of ordinary shares held in escrow in connection with acquisition			(15,090)
Issuance of ordinary shares pursuant to share option plan	1,446	2,156	913
Share-based compensation expense	11,473	10,085	10,220
Ending Balance	345,832	332,913	320,672
Additional paid in capital | Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	332,913	320,672	324,629
Cancellation of ordinary shares held in escrow in connection with acquisition			(15,090)
Issuance of ordinary shares pursuant to share option plan	1,446	2,156	913
Share-based compensation expense	11,473	10,085	10,220
Ending Balance	345,832	332,913	320,672
Retained earnings (deficit)
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	22,180	(68,631)	(121,505)
Net income	80,979	90,811	52,874
Ending Balance	103,159	22,180	(68,631)
Retained earnings (deficit) | Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	22,180	(68,631)	(121,505)
Net income	80,979	90,811	52,874
Ending Balance	103,159	22,180	(68,631)
Accumulated other comprehensive income
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	26,518	17,080	17,164
Cumulative translation adjustment	18,807	9,438	(84)
Ending Balance	45,325	26,518	17,080
Accumulated other comprehensive income | Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	26,518	17,080	17,164
Cumulative translation adjustment	18,807	9,438	(84)
Ending Balance	45,325	26,518	17,080
Comprehensive income
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	100,249	52,790
Cumulative translation adjustment	18,807	9,438	(84)
Net income	80,979	90,811	52,874
Ending Balance	99,786	100,249	52,790
Comprehensive income | Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	100,249	52,790
Cumulative translation adjustment	18,807	9,438	(84)
Net income	80,979	90,811	52,874
Ending Balance	$ 99,786	$ 100,249	$ 52,790